TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of tangible fixed assets

USDm	2024	2023	2022
LAND AND BUILDINGS
Cost:
Balance as of January 01	14.6	12.0	10.9
Exchange rate adjustment	(0.2)	(0.2)	(0.3)
Additions	5.6	4.4	0.3
Additions from business combinations	—	—	1.1
Disposals	(2.4)	(1.6)	—
Balance as of December 31	17.6	14.6	12.0

Depreciation:
Balance as of January 01	9.1	8.2	6.1
Exchange rate adjustment	0.2	—	(0.2)
Disposals	(2.3)	(1.6)	—
Depreciation for the year	2.5	2.5	2.3
Balance as of December 31	9.5	9.1	8.2

Carrying amount as of December 31	8.1	5.5	3.8

USDm	2024	2023	2022
VESSELS AND CAPITALIZED DRY-DOCKING
Cost:
Balance as of January 01	2,622.1	2,421.2	2,443.3
Additions	792.7	476.0	77.2
Disposals	(20.7)	(31.9)	(14.2)
Transferred from prepayments	197.5	40.6	55.1
Transferred to assets held for sale	(90.7)	(283.8)	(140.2)
Balance as of December 31	3,500.9	2,622.1	2,421.2

Depreciation:
Balance as of January 01	536.3	543.8	475.0
Disposals	(20.7)	(31.9)	(14.2)
Depreciation for the year	186.7	143.7	133.7
Transferred to assets held for sale	(41.7)	(119.3)	(50.7)
Balance as of December 31	660.6	536.3	543.8

Impairment:
Balance as of January 01	15.6	21.5	30.5
Impairment losses on tangible fixed assets¹⁾	—	—	2.7
Transferred to assets held for sale	(2.0)	(5.9)	(11.7)
Balance as of December 31	13.6	15.6	21.5

Carrying amount as of December 31	2,826.7	2,070.2	1,855.9
¹⁾ For additional information regarding impairment considerations, please refer to Note 12

USDm	2024	2023	2022
PREPAYMENTS ON VESSELS
Cost:
Balance as of January 01	86.0	—	12.0
Additions	111.5	126.6	43.1
Transferred to vessels	(197.5)	(40.6)	(55.1)
Balance as of December 31	—	86.0	—

Carrying amount as of December 31	—	86.0	—

USDm	2024	2023	2022
OTHER PLANT AND OPERATING EQUIPMENT
Cost:
Balance as of January 01	11.2	10.5	9.3
Exchange rate adjustment	(0.1)	—	(0.2)
Additions	1.3	1.3	0.8
Additions from business combinations	—	—	1.6
Disposals	(6.5)	(0.6)	(0.7)
Transfers	—	—	(0.3)
Balance as of December 31	5.9	11.2	10.5

Depreciation:
Balance as of January 01	6.8	4.9	3.0
Exchange rate adjustment	(0.1)	—	(0.2)
Disposals	(5.9)	(0.6)	(0.6)
Depreciation for the year	1.8	2.5	2.8
Transfers	—	—	(0.1)
Balance as of December 31	2.6	6.8	4.9

Carrying amount as of December 31	3.3	4.4	5.6